                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2002

For Policies issued on or after December 2, 2002, new contract owners have the option of electing either of two Guaranteed Retirement Income Programs: GRIP and the new GRIP II. A detailed description of GRIP may be found in the prospectus. The following provisions for GRIP II apply:

                                     SUMMARY

OPTIONAL BENEFITS

Guaranteed Retirement Income Programs.

         Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base (these fees are deducted from the contract value on each contract anniversary), and (c) if GRIP II is elected, the fixed accounts are not available as investment options. If either GRIP or GRIP II is exercised and the annuity payments available under the contract are greater than the monthly payments provided by GRIP or GRIP II (as applicable), we will pay the monthly annuity payment available under the contract.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risks fees........................................................    1.25%
Administration fee - asset based........................................................    0.15%
                                                                                            -----
Total Separate Account Annual Expenses..................................................    1.40%

Fee for Optional Payment Enhancement*...................................................    0.35%
                                                                                            -----
Total Separate Account Annual Expenses with Payment Enhancement.........................    1.75%


Optional GRIP Fee.......................................................................    0.30%*
(as a percentage of GRIP Income Base. A complete definition of GRIP Income Base may be found below under "Guaranteed Retirement Income Programs.")

-------------
* The annual GRIP Fee is 0.30% multiplied by the Income Base. The GRIP Fee is deducted from the account value.

Optional Grip II Fee....................................................................    0.45%*
(as a percentage of GRIP II Income Base. A complete definition of GRIP II Income
Base may be found below under "Guaranteed Retirement Income Program II.")

-------------
* The annual GRIP II fee is 0.45% multiplied by the Income Base. The Grip II Fee is deducted from the account value on each contract anniversary.

EXAMPLES

The Examples of Expenses below are shown with the optional payment enhancement and GRIP II fees reflected. (For the GRIP II fees, each example assumes a growth factor of 6% and that the Income Base is not stepped-up.)

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.75% (including the optional Annual Step Death Benefit fee and the optional GRIP II fee of 0.45% of Income Base),
(b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

  FOR CONTRACTS THAT INVEST IN SERIES II (FORMERLY CLASS B SHARES) OF THE TRUST

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                   ------          ------          ------         -------
Internet Technologies                               111            181             244             411
Pacific Rim Emerging Markets                        111            180             243             408
Telecommunications                                  113            186             252             427
Science & Technology                                110            178             238             399
International Small Cap                             114            190             259             441
Health Sciences                                     113            186             252             427
Aggressive Growth                                   109            176             236             394
Emerging Small Company                              110            177             238             398
Small Company Blend                                 110            179             240             403
Dynamic Growth                                      109            176             236             395
Mid Cap Growth                                      112            185             250             422
Mid Cap Opportunities                               113            186             252             427
Mid Cap Stock                                       109            174             232             387
All Cap Growth                                      109            174             232             386
Financial Services                                  111            180             242             406
Overseas                                            110            177             237             397
International Stock                                 110            179             240             402
International Value                                 110            178             239             401
Capital Appreciation                                110            180             241             406
Strategic Opportunities                             108            172             228             379
Quantitative Mid Cap                                108            171             228             378
Global Equity                                       109            174             233             388
Strategic Growth                                    110            177             237             397
Growth                                              108            172             228             379
Large Cap Growth                                    108            174             232             386
All Cap Value                                       113            186             251             425
Capital Opportunities                               112            185             250             423
Quantitative Equity                                 107            169             224             370
Blue Chip Growth                                    108            172             228             379
Utilities                                           112            185             250             423
Real Estate Securities                              107            171             226             375
Small Company Value                                 110            178             239             401
Mid Cap Value                                       110            178             239             401
Value                                               107            170             226             374
Tactical Allocation                                 111            182             246             414
Fundamental Value                                   109            176             236             394
Growth & Income                                     106            167             220             362
U.S. Large Cap Value                                108            172             229             381
Equity Income                                       108            172             228             379

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                   ------          ------          ------         -------
Income & Value                                      107            171             226             375
Balanced                                            107            169             224             370
High Yield                                          107            170             225             373
Strategic Bond                                      107            170             226             374
Global Bond                                         108            173             231             385
Total Return                                        107            169             224             370
Investment Quality Bond                             106            167             221             363
Diversified Bond                                    107            169             224             371
U.S. Government Securities                          106            168             221             365
Money Market                                        105            162             211             345
Small Cap Index                                     105            163             214             350
International Index                                 105            163             214             350
Mid Cap Index                                       105            163             214             350
Total Stock Market Index                            105            163             213             349
500 Index                                           105            162             212             347
Lifestyle Aggressive 1000                           98             143             177             278
Lifestyle Growth 820                                98             143             177             278
Lifestyle Balanced 640                              98             143             177             278
Lifestyle Moderate 460                              98             143             177             278
Lifestyle Conservative 280                          98             143             177             278

If you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) the maximum separate account annual expenses of 1.70% (including the optional Annual Step Death Benefit fee and the optional GRIP II fee of 0.45% of Income Base), (b) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated and (c) a 5% annual return on assets.

  FOR CONTRACTS THAT INVEST IN SERIES II (FORMERLY CLASS B SHARES) OF THE TRUST

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                   ------          ------          ------         -------
Internet Technologies                               38             115             196             411
Pacific Rim Emerging Markets                        37             114             194             408
Telecommunications                                  39             120             204             427
Science & Technology                                36             111             190             399
International Small Cap                             41             125             212             441
Health Sciences                                     39             120             204             427
Aggressive Growth                                   36             110             187             394
Emerging Small Company                              36             111             189             398
Small Company Blend                                 37             113             191             403
Dynamic Growth                                      36             110             187             395
Mid Cap Growth                                      39             119             202             422
Mid Cap Opportunities                               39             120             204             427
Mid Cap Stock                                       35             108             183             387
All Cap Growth                                      35             107             183             386
Financial Services                                  37             114             193             406
Overseas                                            36             111             188             397
International Stock                                 37             112             191             402
International Value                                 37             112             191             401
Capital Appreciation                                37             113             193             406
Strategic Opportunities                             34             105             179             379
Quantitative Mid Cap                                34             105             178             378
Global Equity                                       35             108             184             388
Strategic Growth                                    36             111             188             397

TRUST PORTFOLIO                                   1 YEAR          3 YEAR          5 YEAR         10 YEAR
---------------                                   ------          ------          ------         -------
Growth                                              34             105             179             379
Large Cap Growth                                    35             107             182             386
All Cap Value                                       39             120             203             425
Capital Opportunities                               39             119             202             423
Quantitative Equity                                 33             102             174             370
Blue Chip Growth                                    34             105             179             379
Utilities                                           39             119             202             423
Real Estate Securities                              34             104             177             375
Small Company Value                                 37             112             191             401
Mid Cap Value                                       37             112             191             401
Value                                               34             103             176             374
Tactical Allocation                                 38             116             198             414
Fundamental Value                                   36             110             187             394
Growth & Income                                     32             100             170             362
U.S. Large Cap Value                                34             106             180             381
Equity Income                                       34             105             179             379
Income & Value                                      34             104             177             375
Balanced                                            33             102             174             370
High Yield                                          33             103             176             373
Strategic Bond                                      34             103             177             374
Global Bond                                         35             107             182             385
Total Return                                        33             102             174             370
Investment Quality Bond                             32             100             171             363
Diversified Bond                                    33             102             175             371
U.S. Government Securities                          33             101             172             365
Money Market                                        31              94             161             345
Small Cap Index                                     31              96             164             350
International Index                                 31              96             164             350
Mid Cap Index                                       31              96             164             350
Total Stock Market Index                            31              95             163             349
500 Index                                           31              95             162             347
Lifestyle Aggressive 1000                           24              74             127             278
Lifestyle Growth 820                                24              74             127             278
Lifestyle Balanced 640                              24              74             127             278
Lifestyle Moderate 460                              24              74             127             278
Lifestyle Conservative 280                          24              74             127             278

                           DESCRIPTION OF THE CONTRACT

GUARANTEED RETIREMENT INCOME PROGRAMS

         Two Guaranteed Retirement Income Programs are offered under the contract, GRIP and GRIP II. Only one Guaranteed Retirement Income Program per contract may be elected upon issuance and once elected is irrevocable. Each guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP or GRIP II rider. The material differences between the two programs are as follows: (a) for GRIP, the Income Base is based on the maximum contract anniversary value and for GRIP II, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals, (b) for GRIP, the annual fee is 0.30% of Income Base and for GRIP II, the annual fee is 0.45% of Income Base, and (c) if GRIP II is elected, the fixed accounts are not available as investment options.

GRIP II

         Contracts may be issued with an optional rider, GRIP II if you elect GRIP II. If GRIP II is elected the fixed accounts are not available as investment options. Election of GRIP II may only be made at issue, is irrevocable, and GRIP II may only be terminated as described below.

         GRIP II guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying the Income Base to the annuity purchase rates in the GRIP II rider. As described below, the Income Base is calculated as the greater of purchase payments accumulated at a fixed growth factor or the maximum contract anniversary value, reduced proportionately for partial withdrawals. Because the annuity options provided for in the contract are based on the contract value and current annuity purchase rates at the time of annuitization, the amount of the monthly annuity payments under such options may exceed the monthly annuity payments provided by GRIP II. If GRIP II is exercised and the monthly annuity payments available under the contract are greater than the monthly annuity payments provided by GRIP II, we will pay the monthly annuity payments available under the contract. For GRIP II, we impose an annual fee of 0.45% of the Income Base. The fee is deducted from the contract value on each contract anniversary.

         GRIP II INCOME BASE

         The Income Base upon which the amount of GRIP II annuity payments is based is the greater of (i) the Growth Factor Income Base or (ii) the Step-Up Income Base.

         Growth Factor Income Base. The Growth Factor Income Base is equal to
(a) less (b), where:

         (a) is the sum of all purchase payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

         (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

         The growth factor is 6% per annum if the oldest annuitant is 75 or younger at issue, and 4% per annum if the oldest annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest annuitant has attained age 85.

         Step-Up Income Base. The Step-Up Income Base is equal to the greatest anniversary value after the effective date of GRIP II and prior to the oldest annuitant's attained age 81. The anniversary value is equal to the contract value on the last day of the contract year, plus subsequent purchase payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the contract year.

In determining the Income Base:

- An Income Base reduction is on a pro rata basis and is equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to a partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the contract value prior to the partial withdrawal.

- The Income Base is reduced for any withdrawal charge remaining on the date of exercise of GRIP II.

- We reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GRIP II MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.

         EXERCISE OF GRIP II

         Conditions of Exercise. GRIP II may be exercised subject to the following conditions:

         1. GRIP II may not be exercised until the 10th contract anniversary and then must be exercised within 30 days immediately following the 10th contract anniversary or a subsequent contract anniversary, and

         2. GRIP II must be exercised by the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the 10th contract anniversary, if later.

                  Monthly Income Factors. The Income Base may be applied to monthly income factors to purchase a guaranteed lifetime income under the following annuity options:

       OPTION 1: LIFE ANNUITY WITH A 10-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

       OPTION 2: JOINT AND SURVIVOR LIFE ANNUITY WITH A 20-YEAR PERIOD CERTAIN - An annuity with payments guaranteed for 20 years and continuing thereafter during the joint lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

       The monthly income factors depend upon the sex and age (nearest birthday) of the annuitant (and co-annuitant, if any) and the annuity option selected. The factors are based on the 1983 Individual Annuity Mortality Table A projected at Scale G and reflect an assumed interest rate of 2.5% per annum. Unisex rates are used when determining the monthly income factor for employer sponsored qualified contracts. The annuitant may only be changed to an individual that is the same age or younger than the oldest current annuitant. A change of annuitant will not affect the Income Base calculation.

       The use of GRIP II is limited in connection with its use under qualified plans, such as an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if GRIP II is not exercised on or before the date required minimum distributions must begin under a qualified plan, you or your beneficiary may be unable to exercise the benefit under GRIP II.

       Hence, you should consider that since (a) GRIP II may not be exercised until the 10th contract anniversary after its election and (b) the election of GRIP II is irrevocable, there can be circumstances under a qualified plan in which you will be charged a GRIP II fee (discussed further below), even though neither you nor your beneficiary may be able to exercise GRIP II because of the restrictions imposed by the minimum distribution requirements. If you plan to exercise GRIP II after your required beginning date under a qualified plan, you should consider whether GRIP II is appropriate for your circumstances. Please consult your advisor.

       In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an annuity option so that it does not exceed the life expectancy of the annuitant, or the joint life expectancy of the joint annuitants, depending on the annuity option chosen. Once the guarantee period is shortened upon exercise of GRIP II, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the annuitant or at any other time or due to any other event.

       When you exercise GRIP II, actual income will be based on the greater of
(i) your GRIP II Income Base at guaranteed annuity purchase rates (as stated in the GRIP II rider), or (ii) your contract value at current annuity purchase rates. (The Income Base cannot be applied to current annuitization rates.)

       Illustrated below are the minimum Income Base GRIP II amounts per $100,000 of initial payments made into a non-qualified contract, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals. We will, upon request, provide illustrations of the GRIP II for an annuitant based on other assumptions.

                               GRIP II-Annual Income Life      GRIP II-Annual Income Joint &
 Contract Anniversary at      Annuity with 10 Year Period      Survivor Life Annuity with 20
        Election                        Certain                     Year Period Certain
        --------                        -------                     -------------------
           10                           $12,013                            $9,284
           15                           $18,406                           $13,574
           20                           $27,979                           $19,358

         TERMINATION OF GRIP II

         GRIP II will terminate upon the earliest to occur of:

(a) the contract anniversary immediately prior to the oldest annuitant's 85th birthday or the tenth contract anniversary, if later;

         (b)      the termination of the contract for any reason; or

         (c)      the exercise of GRIP II.

         THE ELECTION OF GRIP II ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

         GRIP II FEE. The risk assumed by us associated with GRIP II is that annuity benefits payable under GRIP II are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the contract and described in the prospectus under "PAY-OUT PERIOD PROVISIONS." To compensate us for this risk, we charge an annual GRIP II fee (the "GRIP II Fee"). On or before the maturity date, the GRIP II Fee is deducted on each contract anniversary. The amount of the GRIP II Fee is equal to 0.45% multiplied by the Income Base in effect on that contract anniversary. The GRIP II Fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         If there is a full withdrawal of contract value on any date other than the contract anniversary, we will deduct a pro-rata portion of the GRIP II Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the GRIP II Fee will be multiplied by the Income Base immediately prior to withdrawal. The GRIP II Fee will not be deducted during the annuity period. For purposes of determining the GRIP II Fee, the commencement of annuity payments will be treated as a full withdrawal.

                                       ***

         GRIP II DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GRIP II SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GRIP II BENEFIT.

                               FEDERAL TAX MATTERS

QUALIFIED RETIREMENT PLANS

In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. These minimum distribution requirements may affect your ability to use GRIP or GRIP II in connection with certain qualified plans, including IRAs.

                       SUPPLEMENT DATED NOVEMBER 19, 2002

MNYVenture Supp 11/2002